C/FUNDS GROUP, INC.
                       P.O. Box 622
                   Venice, FL 34284-0622
                      (941) 488-6772


FILED VIA EDGAR


February 19, 1999


Securities & Exchange Commission
Filing Desk
450 5th Street NW
Washington, DC 20549

RULE 24F-2 NOTICE FOR C/FUNDS GROUP, INC.

RE:  File #2-96218d under 1933 Act re registration of
          C/FUNDS GROUP, INC.
     File #811-4246 under 1940 Act re registration of C/FUNDS GROUP, INC.

In conformance with registration requirements under the above acts and in compliance with Rule 24(f)2, under which registrant has elected to register an unlimited number of shares, C/FUNDS GROUP, INC. hereby submits the following for the fiscal year ending 12/31/98:

Total Number of Shares Issued and
     Outstanding at 12/31/98                    1,684,744
Increase (Decrease) in Number of Shares
     Outstanding During Fiscal Year 1998          153,631
Registration Fee Due and Payable on Shares
     Issued During Period:                        $601.90

For  the period January 1, 1998 through December 31, 1998,
shares  sold  to acquiring shareholders totaled  1,208,008
for a total consideration of $13,627,680. For the same period, shares redeemed from selling shareholders totaled
1,055,377 for a total consideration of $11,462,566 leaving a net of 152,631 shares sold to acquiring shareholders at a total consideration of $2,165,113.

Payment of the above fee in the amount specified was wired
via   FEDWIRE.    The  copy  of  our  attorney's   opinion
concerning  the  legality of shares  issued  is  enclosed.
Please advise if the SEC has any comments or any other requirements that must be met to maintain a current registration with the SEC.

Respectfully,

[signature]

Roland G. Caldwell, Jr.
President

Enclosure

RGCjr/ves

f:\comply\cfi\sec\24f2\98_ye\98_24f2 Letter.doc








                         Law Office
                  Andrew J. Britton, P. A.
                           Suite A
                     245 N Tamiami Trail
                   Venice, Florida  34285





                      February 18, 1999




Mr. Roland Caldwell
C/Funds Group, Inc.
250 W. Tampa Avenue
Venice, Florida 34285

            RE:  C/Funds Group, Inc. Registration

Dear Roland:

      Pursuant to your request, I am furnishing you with the following legal opinion based on copies of documents and information provided to me from you.

     I have assumed the authenticity and completeness of all documents submitted as originals, the conformity to the originals of all documents submitted as copies, and the authenticity and completeness of the originals of all documents  submitted  as copies.  I have  also  assumed  the genuineness of the signatures of persons signing all documents in connection with which this opinion is rendered and the authority of such persons signing. Further, I have assumed that no originals or copies submitted to me have been amended or modified since the date they were submitted to me.

      It is my opinion that the C/Funds Group, Inc. is a corporation duly organized, validly existing, and in good standing under the laws of the State of Florida and that its Articles of Incorporation provide that when its shares of common stock are sold, they will be legally issued, fully paid and non-assessable. No opinion is being rendered with respect to laws of any other state or of the federal government.

                         Very truly yours,



                         Andrew J. Britton



AJB/bk

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